Leases - Lease liabilities (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) lease	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Leases
Balance, beginning of period	R$ 323,339	R$ 161,532	R$ 149,353
New contracts	3,274	6,901	13,578
Re-measurement by index	23,878	19,214	11,744
Lease Modification	(1,919)	(17,763)	(1,763)
Business combinations		171,829
Accrued interest	33,857	28,246	16,008
Payment of principal	(20,738)	(18,374)	(11,380)
Payment of interest	(33,857)	(28,246)	(16,008)
Balance, end of period	327,834	323,339	161,532
Lease liabilities	51,621	51,310	27,204
Lease liabilities	276,213	272,029	R$ 134,328
Lease modification by reducing scope of lease contract	R$ 1,919
Number of lease contracts early terminated | lease	1
Gain on lease modification	R$ 610
Rent expense from short-term leases and low-value assets	R$ 8,492	R$ 5,882